Taxation - Reconciliation of differences between statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Permanent differences	(10.00%)	(10.40%)	(11.50%)
Change in valuation allowance	(15.00%)	(14.60%)	(13.50%)
Effective income tax rate	0.00%	0.00%	0.00%